Collection Period Ended       31-Jan-2014

Principal
Note
Payment
Factor
32,208,964.29
0.031413
0.00
1.000000
0.00
1.000000
0.00
1.000000
32,208,964.29
Interest & Principal
Payment
32,217,476.94
127,333.33
179,075.00

108,291.67
$32,632,176.94
Mercedes-Benz Auto Receivables Trust 2013-1
Investor Report
Amounts in USD
Dates
Collection Period No.
7
Collection Period (from... to)
1-Jan-2014
31-Jan-2014
Determination Date
13-Feb-2014
Record Date
14-Feb-2014
Distribution Date
18-Feb-2014
Interest Period of the Class A-1 Notes (from... to)
15-Jan-2014
18-Feb-2014           Actual/360 Days
34
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jan-2014
15-Feb-2014
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
278,900,000.00
40,969,962.09
8,760,997.80
115.485709
Class A-2 Notes
305,600,000.00
305,600,000.00
305,600,000.00
0.000000
Class A-3 Notes
275,500,000.00
275,500,000.00
275,500,000.00
0.000000
Class A-4 Notes
115,000,000.00
115,000,000.00
115,000,000.00
0.000000
Total Note Balance
975,000,000.00
737,069,962.09
704,860,997.80
Overcollateralization
24,950,218.09
24,998,755.45
24,998,755.45
Adjusted Pool Balance
999,950,218.09
762,068,717.54
729,859,753.25
Yield Supplement Overcollateralization Amount
38,846,335.94
29,349,992.12
28,115,927.60
Pool Balance
1,038,796,554.03
791,418,709.66
757,975,680.85
Amount
Percentage
Initial Overcollateralization Amount
24,950,218.09
2.50%
Target Overcollateralization Amount
24,998,755.45
2.50%
Current Overcollateralization Amount
24,998,755.45
2.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.220000%
8,512.65
0.030522
115.516231
Class A-2 Notes
0.500000%
127,333.33
0.416667
0.416667
Class A-3 Notes
0.780000%
179,075.00
0.650000
0.650000
Class A-4 Notes
1.130000%
108,291.67
0.941667
0.941667
Total
$423,212.65

Available Funds
Distributions
Principal Collections
33,065,498.02
(1) Total Servicing Fee
659,515.59
Interest Collections
1,918,843.88
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
17,988.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
45,486.97
(3) Interest Distributable Amount Class A Notes
423,212.65
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
1,156.63
(6) Regular Principal Distributable Amount
32,208,964.29
Available Collections
35,048,973.50
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
35,048,973.50
(9) Excess Collections to Certificateholders
1,757,280.97
Total Distribution
35,048,973.50
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
659,515.59
659,515.59
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
423,212.65
423,212.65
0.00
thereof on Class A-1 Notes
8,512.65
8,512.65
0.00
thereof on Class A-2 Notes
127,333.33
127,333.33
0.00
thereof on Class A-3 Notes
179,075.00
179,075.00
0.00
thereof on Class A-4 Notes
108,291.67
108,291.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
423,212.65
423,212.65
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
32,208,964.29
32,208,964.29
0.00
0.00
Aggregate Principal Distributable Amount
32,208,964.29
32,208,964.29

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
2,499,875.55
Reserve Fund Amount - Beginning Balance
2,499,875.55
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
85.06
minus Net Investment Earnings
85.06
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,499,875.55
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
85.06
Net Investment Earnings on the Collection Account
1,071.57
Investment Earnings for the Collection Period
1,156.63
Notice to Investors

37,777
33,272
Principal Collections
20,571,478.27
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,038,796,554.03
Principal Collections attributable to Full Pay-offs
12,494,019.75
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
791,418,709.66
377,530.79
Pool Balance end of Collection Period
757,975,680.85
32,519
Pool Factor
72.97%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.85%
2.81%
Weighted Average Number of Remaining Payments
50.26
44.17
Percentage
Current
755,178,323.86
32,433
99.63%
Weighted Average Seasoning (months)
12.41
18.97
Delinquency Profile *
Amount
31-60 Days Delinquent
1,674,144.37
55
0.22%
61-90 Days Delinquent
775,198.12
22
0.10%
91-120 Days Delinquent
348,014.50
9
0.05%
Total
757,975,680.85
32,519
100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
377,530.79
Principal Net Liquidation Proceeds
17,810.30
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.124%
Principal Recoveries
45,002.98
Principal Net Losses
314,717.51
Cumulative Principal Net Losses
1,291,437.79